Shareholders’ Deficit (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Oct. 09, 2024
Shareholders’ Deficit [Line Items]
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares issued
Preference shares, shares outstanding
Percentage of converted shares	20.00%	20.00%
Percentage of voting rights	90.00%	90.00%
Business days	3 days	3 days
Number of trading days	10 days	10 days
Warrant per price (in Dollars per share)		$ 11.5		$ 11.5
Prior written notice of redemption	30 days	30 days
After business combination days	30 days	30 days
Director [Member]
Shareholders’ Deficit [Line Items]
Percentage of ordinary shares voting	50.00%	50.00%
Warrant [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding	18,575,000	18,575,000	18,575,000
Number of ordinary share		1
Warrants exercised after the completion of initial business combination	30 days	30 days
Initial business combination terms	5 years	5 years
Public Warrants [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding	11,500,000	11,500,000	11,500,000
Private Placement [Member]
Shareholders’ Deficit [Line Items]
Warrants outstanding	7,075,000	7,075,000	7,075,000
Minimum [Member]
Shareholders’ Deficit [Line Items]
Business days	20 days	20 years
Maximum [Member]
Shareholders’ Deficit [Line Items]
Effective business days	60 days	60 days
Class A Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued				1
Ordinary shares, shares outstanding
Number of ordinary share		1
Share price (in Dollars per share)	$ 11.5	$ 11.5
Number of trading days	10 days	10 days
Warrant per price (in Dollars per share)	$ 0.01	$ 0.01		$ 11.5
Class A Ordinary Shares [Member] | Warrant [Member]
Shareholders’ Deficit [Line Items]
Number of ordinary share	1
Share price (in Dollars per share)	$ 18	$ 18
Class A Ordinary Shares [Member] | Minimum [Member]
Shareholders’ Deficit [Line Items]
Number of trading days	20 days	20 days
Class A Ordinary Shares [Member] | Maximum [Member]
Shareholders’ Deficit [Line Items]
Number of trading days	30 days	30 days
Class A Ordinary Shares Subject to Possible Redemption [Member]
Shareholders’ Deficit [Line Items]
Subject to possible redemption	23,000,000	23,000,000	23,000,000
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued	5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding	5,750,000	5,750,000	5,750,000
Number of voting rights per common stock	one	one